Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
14.	SUBSEQUENT EVENTS

On January 2, 2026 the Company extended the convertible notes (see note 9) to March 31, 2026, for 2,000,000 total common shares pro rata to nine the nine investors at a price of $5.65 as no business combination or qualified financing occurred before December 31, 2025.

On January 2, 2026 the Company signed two stock purchase agreements with two investors for 25,001 common shares at $12 a share for net proceeds of $300,012.

On January 30, 2026, the Company commenced trading under the ticker symbol “VHUB” on the NASDAQ Global Market.

On February 10, 2026, VenHub Global, Inc. (the “Company”) entered into a securities purchase agreement (the “Purchase Agreement”) with an institutional investor, pursuant to which the Company agreed to sell to the investor, and the investor agreed to purchase from the Company, in a private placement offering, an aggregate of (i) 7,700,000 shares (the “Shares”) of the Company’s common stock, par value $0.001 per share (the “Common Stock”), at a purchase price of $2.45 per Share, and (ii) warrants to purchase up to 7,700,000 shares of Common Stock (the “Common Warrants”), for aggregate gross proceeds under the Purchase Agreement of $18,865,000. The Common Warrants have an exercise price of $2.45 per share. The offering closed on February 12, 2026, following satisfaction of customary closing conditions.

Shahan Ohanessian and Shoushana Ohanessian, our CEO and President respectively, have agreed to defer bonus shares of 2,000,000 and 1,500,000, respectively, that were deemed due upon commencement of trading on January 30, 2026 to October 1, 2026.

In March 2026 the Company settled nine notes per the terms of the qualified financing outlined in note 9 for an aggregate total of $5,995,676.